Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses

The following table sets forth the composition of the Company’s accrued expenses at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Salaries and bonuses (1)	$760,522	$750,000
Payroll taxes and penalties (2)	400,456	279,370
Professional services	262,500	290,060
Vendor agreement	71,103	71,103
Miscellaneous, other	29,218	–
Total accrued expenses	$1,523,799	$1,390,533

__________________

(1)	Due to the shortage of liquidity, the Company’s two principal executive officers have deferred cash payment of their salaries since 2008. In May 2011, these principals were issued 600,000 shares of the Company’s common stock valued at $150,000, or $0.25 per common share, against their deferrals. At June 30, 2011 and December 31, 2010, the aggregate balance of these deferrals totaled $725,000 and $750,000, respectively.

(2)	At June 30, 2011 and December 31, 2010, the Company was delinquent in payment of certain payroll taxes due of $324,679 and $225,102, respectively, and as a result of its failure to pay has accrued penalties and interest totaling $75,777 and $54,268, respectively.

The following table sets forth the composition of the Company’s accrued expenses as of December 31, 2010 and 2009:

	2010	2009

Salaries and bonuses (a)	$750,000	$540,000
Interest expense on convertible, subordinated debentures	—	22,565
Professional services	290,060	—
Vendor agreement	71,103	—
Payroll taxes and penalties	279,370	61,183
Total accrued expenses	$1,390,533	$623,748

(a) Due to the shortage of liquidity, the Company’s two principal executive officers have deferred their salaries since 2008.

As of December 31, 2010 and 2009, accrued payroll taxes and penalties represented the unpaid portion of employer and employee payroll taxes totaling approximately $231,066 and $56,683.  The Company has estimated potential penalties associated with these unpaid amounts to be $48,304 and $4,500 as of December 31, 2010 and 2009.